Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2022
Judicial Deposits
Schedule of detailed information about judicial deposits

	2022	2021

Judicial deposits	1,377,560	718,773

Civil	974,482	285,583
Labor	117,583	128,607
Tax	184,435	178,914
Regulatory	113	111
Online attachment (i)	100,947	125,558

(i)	Refer to legal blockages directly in the company's current accounts and financial investments linked to certain legal proceedings. This amount is periodically analyzed and when identified, reclassification is made to one of the other specific accounts of the legal deposit item.